Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Asset Held for Sale and Discontinued Operations [Abstract]
Results of discontinued operations
Results of discontinued operations of the Fort Hills disposal group:

(CAD$ in millions)	2023	2022
Revenue	$143	$1,597
Cost of sales	(161)	(1,291)
Gross profit (loss)	(18)	306
Asset impairment	—	(1,243)
Other operating income	—	6
Loss from operations	(18)	(931)
Net finance expense	(2)	(25)
Loss on sale	(8)	—
Loss from discontinued operations before taxes	(28)	(956)
Recovery of income taxes	2	184
Loss from discontinued operations	$(26)	$(772)

Schedule of assets and liabilities of the disposal group and the quintette disposal group held for sale
Assets and liabilities of the Fort Hills disposal group and the Quintette disposal group held for sale as at December 31, 2022:

(CAD$ in millions)	Fort Hills	Quintette	Total
Cash and cash equivalents	$34	$—	$34
Inventories	53	—	53
Prepaid and other current assets	49	—	49
Financial and other assets	42	1	43
Property, plant and equipment	1,124	263	1,387
Total assets held for sale	$1,302	$264	$1,566

Trade accounts payable and other liabilities	$172	$5	$177
Current portion of lease liabilities	9	—	9
Current income taxes payable	46	—	46
Lease liabilities	200	—	200
Deferred income tax liabilities	18	50	68
Provisions and other liabilities	110	35	145
Total liabilities associated with assets held for sale	$555	$90	$645